Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables
Schedule of analysis of trade and other receivables
(€ million)	December 31, 2025	December 31, 2024
Trade receivables	8,986	12,562
Receivables from joint ventures in exploration and production activities	1,238	1,754
Receivables from divestments	209	527
Other receivables	2,003	2,058
Total trade and other receivables net of allowance for doubtful accounts	12,436	16,901

Schedule of credit risk exposure and expected losses relating to trade and other receivables based on internal ratings
	Performing receivables			Defaulted receivables	Plenitude customers	Total
(€ million)	Low risk	Medium Risk	High Risk
December 31, 2025
Business customers	1,846	4,240	250	942		7,278
National Oil Companies and Public Administrations	226	589	258	2,655		3,728
Other counterparties	1,471	246	12	349	1,978	4,056
Gross amount	3,543	5,075	520	3,946	1,978	15,062
Allowance for doubtful accounts	(8)	(18)	(12)	(2,034)	(554)	(2,626)
Net amount	3,535	5,057	508	1,912	1,424	12,436
Expected loss (% net of counterpart risk mitigation factors)	0.2	0.4	2.3	51.5	28.0	17.4
December 31, 2024
Business customers	3,545	5,138	253	700		9,636
National Oil Companies and Public Administrations	369	733	214	3,503		4,819
Other counterparties	1,505	610	1	255	2,860	5,231
Gross amount	5,419	6,481	468	4,458	2,860	19,686
Allowance for doubtful accounts	(10)	(27)	(12)	(2,162)	(574)	(2,785)
Net amount	5,409	6,454	456	2,296	2,286	16,901
Expected loss (% net of counterpart risk mitigation factors)	0.2	0.4	2.6	48.5	20.1	14.1

Schedule of provision matrix
	Not-past due	Past due				Total
(€ million)		from 0 to 3 months	from 3 to 6 months	from 6 to 12 months	over 12 months
December 31, 2025
Plenitude customers:
- Retail	812	91	51	127	281	1,362
- Middle	385	15	2	8	105	515
- Other	96	3	1	1		101
Gross amount	1,293	109	54	136	386	1,978
Allowance for doubtful accounts	(46)	(25)	(40)	(95)	(348)	(554)
Net amount	1,247	84	14	41	38	1,424
Expected loss (%)	3.6	22.9	74.1	69.9	90.2	28.0
December 31, 2024
Plenitude customers:
- Retail	1,573	114	60	127	219	2,093
- Middle	470	16	4	17	132	639
- Other	123	2	1	1	1	128
Gross amount	2,166	132	65	145	352	2,860
Allowance for doubtful accounts	(74)	(38)	(45)	(99)	(318)	(574)
Net amount	2,092	94	20	46	34	2,286
Expected loss (%)	3.4	28.8	69.2	68.3	90.3	20.1

Schedule of analyses the allowance for doubtful accounts for trade and other receivables
(€ million)	2025	2024
Allowance for doubtful accounts - beginning of the year	2,785	2,338
Additions for trade and other performing receivables	150	136
Additions for trade and other defaulted receivables	117	243
Utilizations for trade and other performing receivables	(21)	(85)
Utilizations for trade and other defaulted receivables	(416)	(324)
Other changes	11	477
Allowance for doubtful accounts - end of the year	2,626	2,785

Schedule of net (impairment losses) reversals of trade and other receivables
(€ million)	2025	2024	2023
New provisions	(267)	(379)	(502)
Net credit losses	(117)	(57)	(98)
Reversals	373	268	351
Net (impairments) reversals of trade and other receivables	(11)	(168)	(249)